Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of December 31, 2018 and 2017 consist of the following:

December 31, 2018	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2018
Port terminal operating rights	53,152	(11,838)	41,314
Customer relationships	36,120	(20,150)	15,970

Total intangible assets	$89,272	$(31,988)	$57,284

December 31, 2017	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2017
Port terminal operating rights	53,152	(10,889)	42,263
Customer relationships	36,120	(18,375)	17,745

Total intangible assets	$89,272	$(29,264)	$60,008

Amortization expense for each of the years ended December 31, 2018, 2017 and 2016, amounted to $2,724, $3,543 and $3,523, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	36,339	41,314
Customer relationships	1,775	1,775	1,775	1,775	1,775	7,095	15,970

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$43,434	$57,284